Property, Plant, and Equipment	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant, and Equipment

Note 14 Property, Plant, and Equipment

(in U.S. dollars)	Land	Buildings	Leasehold improvements	Machinery and equipment	Construction work in progress	Total
At January 1, 2024
Cost	$2,330,826	$47,866,171	$1,430,580	$27,520,756	$72,047,622	$151,195,955
Accumulated depreciation	—	(4,079,942)	(1,005,811)	(6,316,755)	—	(11,402,508)
Net book amount	$2,330,826	$43,786,229	$424,769	$21,204,001	$72,047,622	$139,793,447

Opening net book amount at January 1, 2024	$2,330,826	$43,786,229	$424,769	$21,204,001	$72,047,622	$139,793,447
Additions	—	—	—	—	33,290,758	33,290,758
Critical Minerals and Energy Innovation Grant	—	—	—	—	(18,677,454)	(18,677,454)
Disposals	—	—	—	(55,033)	(151,880)	(206,913)
Transfers	—	—	—	530,013	(530,013)	-
Depreciation charge	—	(1,284,120)	(196,815)	(2,454,098)	—	(3,935,033)
Exchange differences	(58,529)	(487,960)	—	(391,524)	(16,448)	(954,461)
Closing net book amount at December 31, 2024	$2,272,297	$42,014,149	$227,954	$18,833,359	$85,962,585	$149,310,344
Additions	—	—	—	—	58,630,337	58,630,337
Critical Minerals and Energy Innovation Grant	—	—	—	—	(22,347,542)	(22,347,542)
Impairment	(518,763)	(4,092,280)	—	(2,675,690)	(62,414)	(7,349,147)
Transfers	—	67,462	—	8,722	(76,184)	-
Depreciation charge	—	(1,151,065)	(72,822)	(2,677,882)	—	(3,901,769)
Exchange differences	34,673	276,193	—	196,759	3,503	511,128
Closing net book amount at December 31, 2025	$1,788,207	$37,114,459	$155,132	$13,685,268	$122,110,285	$174,853,351

At December 31, 2025
Cost	$2,306,970	$47,712,041	$1,430,580	$27,740,763	$122,172,699	$201,363,053
Accumulated depreciation and impairment	(518,763)	(10,597,582)	(1,275,448)	(14,055,495)	(62,414)	(26,509,702)
Net book amount	$1,788,207	$37,114,459	$155,132	$13,685,268	$122,110,285	$174,853,351

Based on the circumstances related to the proposed transaction described in Note 32 Events after the Reporting Date, management determined that a fixed asset impairment of $7.3 million for BTS fixed assets was necessary to align the recoverable value and the carrying amounts as of December 31, 2025. The $7.3 million loss is captured within Consolidated Statement of Profit and Loss as of December 31, 2025.